Goodwill and intangible assets (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Amortization charge		$ (3,982.0)
Impairment charge		(1,326.0)
Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge		(917.0)
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Amortization charge		(3,603.0)
Impairment charge		(322.0)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Amortization charge		(379.0)
Impairment charge		(87.0)
Continuing operations | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Amortization charge	$ (3,960.0)	(3,760.0)	$ (3,665.0)
Impairment charge	(3,048.0)	(1,301.0)	(376.0)
Continuing operations | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(2,544.0)
Continuing operations | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Amortization charge	(3,319.0)
Impairment charge	(310.0)
Continuing operations | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Amortization charge	(641.0)
Impairment charge	(194.0)
Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Reversal of impairment charge	0.0
Accumulated depreciation, amortisation and impairment | Acquired research and development [member] | PPY988 [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(1.0)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member] | VDT482 [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(0.4)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member] | NIZ985 [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(0.3)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member] | UNR844 [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge		$ (0.6)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member] | GTX312 [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge			$ (0.2)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member] | MBG453 [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(0.3)
Accumulated depreciation, amortisation and impairment | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Impairment charge	$ (0.3)